UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	1/31/2017

Item 1. Schedule of Investments

Prudential Emerging Markets Debt Local Currency Fund

Schedule of Investments

as of January 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 91.9%
FOREIGN BONDS — 91.8%
Argentina — 1.6%
Argentina Bonar Bonds, Bonds	8.750%	05/07/24		150	$170,376
Argentine Bonos Del Tesoro, Bonds	22.750%	03/05/18	ARS	2,228	144,820
Argentine Bonos Del Tesoro, Unsec’d. Notes	18.200%	10/03/21	ARS	1,130	75,452
Argentine Republic Government International Bond, Sr. Unsec’d. Notes, 144A	5.625%	01/26/22		90	90,180

					480,828

Brazil — 10.0%
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNB	6.000%	08/15/50	BRL	305	307,742
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/19	BRL	454	143,423
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/21	BRL	2,729	849,982
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/23	BRL	3,057	936,417
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/25	BRL	1,541	467,406
Brazilian Government International Bond, Sr. Unsec’d. Notes	8.500%	01/05/24	BRL	54	16,194
Brazilian Government International Bond, Sr. Unsec’d. Notes	8.875%	10/14/19		75	87,375
Petrobras Global Finance BV, Gtd. Notes	8.375%	05/23/21		175	195,125

					3,003,664

Colombia — 4.7%
Colombian TES, Bonds, Ser. B	6.000%	04/28/28	COP	4,211,700	1,332,025
Colombian TES, Bonds, Ser. B	7.500%	08/26/26	COP	200,800	71,672

					1,403,697

Dominican Republic — 0.9%
Mestenio Ltd. For Dominican Republic, Pass Thru Certs, RegS	8.500%	01/02/20		255	269,025

Hungary — 3.1%
Hungary Government Bond, Bonds, Ser. 23/A	6.000%	11/24/23	HUF	70,510	297,852
Hungary Government Bond, Bonds, Ser. 31/A	3.250%	10/22/31	HUF	67,660	216,115
Hungary Government International Bond, Sr. Unsec’d. Notes	6.250%	01/29/20		120	131,760
Hungary Government International Bond, Sr. Unsec’d. Notes	6.375%	03/29/21		260	291,112

					936,839

Indonesia — 12.6%
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR53	8.250%	07/15/21	IDR	8,966,000	690,958
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR56	8.375%	09/15/26	IDR	7,386,000	580,105
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR58	8.250%	06/15/32	IDR	1,700,000	127,407
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR59	7.000%	05/15/27	IDR	3,600,000	257,210
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR61	7.000%	05/15/22	IDR	2,300,000	170,639
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR63	5.625%	05/15/23	IDR	3,100,000	210,244
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR65	6.625%	05/15/33	IDR	5,700,000	368,734
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR67	8.750%	02/15/44	IDR	600,000	46,689
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR68	8.375%	03/15/34	IDR	10,000,000	762,030
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR70	8.375%	03/15/24	IDR	2,300,000	178,712
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR71	9.000%	03/15/29	IDR	2,920,000	236,159
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR72	8.250%	05/15/36	IDR	1,950,000	146,810

					3,775,697

Kazakhstan — 0.5%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, MTN, RegS	9.125%	07/02/18		125	135,500

Malaysia — 4.7%
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0115	3.955%	09/15/25	MYR	1,900	422,534
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0216	4.736%	03/15/46	MYR	500	111,572
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0310	4.498%	04/15/30	MYR	500	112,569
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0313	3.480%	03/15/23	MYR	1,650	363,737
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0316	3.900%	11/30/26	MYR	1,400	309,476
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0412	4.127%	04/15/32	MYR	270	57,190
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0413	3.844%	04/15/33	MYR	160	32,565

					1,409,643

Mexico — 7.5%
America Movil SAB de CV, Sr. Unsec’d. Notes	6.450%	12/05/22	MXN	7,500	329,531
Mexican Bonos, Bonds, Ser. M	8.000%	06/11/20	MXN	1,300	64,251
Mexican Bonos, Bonds, Ser. M-20	7.500%	06/03/27	MXN	9,913	472,549
Mexican Bonos, Bonds, Ser. M-20	10.000%	12/05/24	MXN	4,638	257,243
Mexican Bonos, Bonds, Ser. M-30	10.000%	11/20/36	MXN	11,355	651,715
Petroleos Mexicanos, Gtd. Notes	4.875%	01/24/22		180	180,684
Petroleos Mexicanos, Gtd. Notes	5.500%	01/21/21		115	119,577
Petroleos Mexicanos, Gtd. Notes, 144A	7.650%	11/24/21	MXN	4,120	182,117

					2,257,667

Peru — 3.7%
Peru Government Bond, Bonds	6.950%	08/12/31	PEN	190	60,685
Peruvian Government International Bond, Sr, Unsec’d. Notes, 144A	6.350%	08/12/28	PEN	520	160,261
Peruvian Government International Bond, Sr. Unsec’d. Notes, RegS	5.200%	09/12/23	PEN	1,303	390,699
Peruvian Government International Bond, Sr. Unsec’d. Notes, RegS	6.950%	08/12/31	PEN	1,594	509,116

					1,120,761

Philippines — 0.8%
Philippine Government International Bond, Sr. Unsec’d. Notes	4.950%	01/15/21	PHP	11,000	225,460

Poland — 9.6%
Poland Government Bond, Bonds, Ser. 0718	2.500%	07/25/18	PLN	630	158,810
Poland Government Bond, Bonds, Ser. 0721	1.750%	07/25/21	PLN	6,325	1,501,530
Poland Government Bond, Bonds, Ser. 0725	3.250%	07/25/25	PLN	5,080	1,228,627

					2,888,967

Romania — 2.7%
Romania Government Bond, Bonds, Ser. 3YR	2.500%	04/29/19	RON	300	73,148
Romania Government Bond, Bonds, Ser. 4YR	3.250%	01/17/18	RON	1,130	276,881
Romania Government Bond, Bonds, Ser. 5YR	3.250%	03/22/21	RON	1,180	288,586
Romania Government Bond, Bonds, Ser. 10YR	5.850%	04/26/23	RON	640	174,107

					812,722

Russia — 5.9%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, RegS	9.250%	04/23/19		130	147,474
Russian Federal Bond - OFZ, Bonds, Ser. 6210	6.800%	12/11/19	RUB	36,250	584,532
Russian Federal Bond - OFZ, Bonds, Ser. 6217	7.500%	08/18/21	RUB	5,250	85,747
Russian Federal Bond - OFZ, Bonds, Ser. 6218	8.500%	09/17/31	RUB	44,735	760,023
Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes, RegS	4.224%	11/21/18		200	203,000

					1,780,776

Singapore — 2.0%
Singapore Government Bond, Sr. Unsec’d. Notes	0.500%	04/01/18	SGD	430	303,213
Singapore Government Bond, Sr. Unsec’d. Notes	2.250%	06/01/21	SGD	400	289,921

					593,134

South Africa — 10.0%
Eskom Holdings SOC Ltd., Govt. Gtd. Notes, Ser. ES23, MTN	10.000%	01/25/23	ZAR	7,500	574,765
South Africa Government Bond, Bonds, Ser. 2023	7.750%	02/28/23	ZAR	2,015	144,706
South Africa Government Bond, Bonds, Ser. 2032	8.250%	03/31/32	ZAR	14,615	986,536
South Africa Government Bond, Bonds, Ser. 2040	9.000%	01/31/40	ZAR	7,635	536,785
South Africa Government Bond, Bonds, Ser. 2044	8.750%	01/31/44	ZAR	9,200	627,308
South Africa Government Bond, Bonds, Ser. R213	7.000%	02/28/31	ZAR	2,255	138,082

					3,008,182

South Korea — 1.0%
Korea Treasury Bond, Sr. Unsec’d. Notes, Ser. 1906	1.500%	06/10/19	KRW	350,000	299,977

Thailand — 4.9%
Thailand Government Bond, Sr. Unsec’d. Notes	3.400%	06/17/36	THB	2,200	62,361
Thailand Government Bond, Sr. Unsec’d. Notes	3.625%	06/16/23	THB	900	27,382
Thailand Government Bond, Sr. Unsec’d. Notes	3.775%	06/25/32	THB	600	17,852
Thailand Government Bond, Sr. Unsec’d. Notes	3.850%	12/12/25	THB	6,600	203,809
Thailand Government Bond, Sr. Unsec’d. Notes	4.875%	06/22/29	THB	29,575	992,505
Thailand Government Bond, Sr. Unsec’d. Notes	5.125%	03/13/18	THB	5,000	147,500

					1,451,409

Turkey — 5.1%
Turkey Government Bond, Bonds	7.100%	03/08/23	TRY	1,098	243,750
Turkey Government Bond, Bonds	8.000%	03/12/25	TRY	4,690	1,060,273
Turkey Government Bond, Bonds	8.800%	09/27/23	TRY	128	30,803
Turkey Government Bond, Bonds	10.600%	02/11/26	TRY	770	202,951

					1,537,777

Ukraine — 0.5%
Ukraine Government International Bond, Sr. Unsec’d. Notes, RegS	7.750%	09/01/19		150	149,175

TOTAL FOREIGN BONDS (cost $29,674,574)					27,540,900

COMMON STOCK — 0.1%

				Shares
Colombia
Pacific Exploration and Production Corp. (Colombia) (cost $27,830)				697	30,076

TOTAL LONG-TERM INVESTMENTS (cost $29,702,404)					27,570,976

SHORT-TERM INVESTMENT — 5.2%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,560,827)(a)	1,560,827	1,560,827

TOTAL INVESTMENTS — 97.1% (cost $31,263,231)(b)		29,131,803
Other assets in excess of liabilities(c) — 2.9%		859,006

NET ASSETS — 100.0%		$29,990,809

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
OTC	Over-the-counter
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(b)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$32,327,722

Appreciation	704,037
Depreciation	(3,899,956)

Net Unrealized Depreciation	$(3,195,919)

The book basis may differ from tax basis due to certain tax-related adjustments.

(c)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at January 31, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentina Pesos, Expiring 04/10/2017	Citigroup Global Markets	ARS	452	$27,125	$27,516	$391
Expiring 04/10/2017	Citigroup Global Markets	ARS	1,628	97,222	99,216	1,994
Australian Dollar, Expiring 04/12/2017	Goldman Sachs & Co.	AUD	282	208,466	213,815	5,349
Brazilian Real, Expiring 02/02/2017	Bank of America	BRL	1,972	576,264	625,805	49,541
Expiring 02/02/2017	Barclays Capital Group	BRL	52	14,885	16,657	1,772
Expiring 02/02/2017	Citigroup Global Markets	BRL	18	5,650	5,808	158
Expiring 02/02/2017	Citigroup Global Markets	BRL	21	6,535	6,663	128
Expiring 02/02/2017	Citigroup Global Markets	BRL	26	8,000	8,113	113
Expiring 02/02/2017	Citigroup Global Markets	BRL	531	153,965	168,374	14,409
Expiring 02/02/2017	Credit Suisse First Boston Corp.	BRL	1,340	385,659	425,190	39,531
Expiring 02/02/2017	Goldman Sachs & Co.	BRL	161	46,000	50,984	4,984
Expiring 02/02/2017	Goldman Sachs & Co.	BRL	248	73,682	78,590	4,908
Expiring 02/02/2017	Goldman Sachs & Co.	BRL	311	91,664	98,788	7,124
Expiring 02/02/2017	Goldman Sachs & Co.	BRL	333	104,002	105,748	1,746
Expiring 04/04/2017	Citigroup Global Markets	BRL	1,006	310,527	314,130	3,603
Expiring 04/04/2017	Credit Suisse First Boston Corp.	BRL	982	306,004	306,602	598
Expiring 04/04/2017	JPMorgan Chase	BRL	1,206	371,901	376,634	4,733
Expiring 04/04/2017	Toronto Dominion	BRL	578	178,523	180,577	2,054
Canadian Dollar, Expiring 04/12/2017	Citigroup Global Markets	CAD	80	60,372	61,489	1,117
Chilean Peso, Expiring 02/15/2017	UBS AG	CLP	11,441	16,846	17,623	777
Expiring 04/12/2017	Citigroup Global Markets	CLP	7,872	12,000	12,082	82
Expiring 04/12/2017	Citigroup Global Markets	CLP	9,187	14,000	14,100	100
Expiring 04/12/2017	Goldman Sachs & Co.	CLP	20,175	31,000	30,963	(37)

Chinese Renminbi, Expiring 04/26/2017	Citigroup Global Markets	CNH	905	131,185	130,800	(385)
Colombian Peso, Expiring 04/12/2017	Citigroup Global Markets	COP	34,269	11,415	11,579	164
Expiring 04/12/2017	Citigroup Global Markets	COP	133,306	45,207	45,043	(164)
Expiring 04/12/2017	Citigroup Global Markets	COP	1,980,911	667,535	669,340	1,805
Czech Koruna, Expiring 04/12/2017	Citigroup Global Markets	CZK	225	9,000	9,031	31
Expiring 04/12/2017	Citigroup Global Markets	CZK	1,692	67,751	67,982	231
Euro, Expiring 04/27/2017	Citigroup Global Markets	EUR	8	9,000	9,092	92
Expiring 04/27/2017	Citigroup Global Markets	EUR	13	14,000	14,055	55
Expiring 04/27/2017	Citigroup Global Markets	EUR	28	30,000	30,346	346
Expiring 04/27/2017	Citigroup Global Markets	EUR	37	40,000	40,181	181
Expiring 04/27/2017	Citigroup Global Markets	EUR	37	40,000	40,324	324
Expiring 04/27/2017	Goldman Sachs & Co.	EUR	316	338,756	342,426	3,670
Expiring 04/27/2017	UBS AG	EUR	56	61,000	61,196	196
Hungarian Forint, Expiring 04/21/2017	Citigroup Global Markets	HUF	3,740	13,000	13,057	57
Expiring 04/21/2017	Citigroup Global Markets	HUF	123,316	428,856	430,493	1,637
Expiring 04/21/2017	Citigroup Global Markets	HUF	141,791	489,237	494,992	5,755
Expiring 04/21/2017	UBS AG	HUF	6,904	24,110	24,102	(8)
Indian Rupee, Expiring 03/08/2017	Citigroup Global Markets	INR	1,162	17,000	17,051	51
Expiring 03/08/2017	Citigroup Global Markets	INR	1,859	27,000	27,271	271
Expiring 03/08/2017	Citigroup Global Markets	INR	2,197	32,000	32,232	232
Expiring 03/08/2017	Citigroup Global Markets	INR	4,099	60,000	60,145	145
Expiring 03/08/2017	Citigroup Global Markets	INR	4,754	69,350	69,752	402
Expiring 03/08/2017	Hong Kong & Shanghai Bank	INR	7,691	112,610	112,849	239
Expiring 03/08/2017	JPMorgan Chase	INR	1,189	17,500	17,443	(57)
Expiring 03/08/2017	JPMorgan Chase	INR	1,642	24,000	24,094	94
Expiring 03/08/2017	UBS AG	INR	18,475	269,300	271,077	1,777
Expiring 03/17/2017	Barclays Capital Group	INR	18,475	269,452	270,731	1,279

Expiring 03/17/2017	Citigroup Global Markets	INR	753	11,000	11,030	30
Expiring 03/17/2017	Citigroup Global Markets	INR	1,508	22,000	22,104	104
Expiring 03/17/2017	Citigroup Global Markets	INR	2,466	36,000	36,141	141
Expiring 03/17/2017	Citigroup Global Markets	INR	2,467	36,000	36,147	147
Expiring 03/17/2017	Citigroup Global Markets	INR	2,674	39,000	39,179	179
Expiring 03/17/2017	Citigroup Global Markets	INR	2,938	43,000	43,049	49
Expiring 03/17/2017	Citigroup Global Markets	INR	3,184	47,000	46,661	(339)
Expiring 03/17/2017	Goldman Sachs & Co.	INR	1,231	18,000	18,045	45
Indonesian Rupiah, Expiring 03/20/2017	Citigroup Global Markets	IDR	80,593	5,977	6,009	32
Expiring 03/20/2017	Citigroup Global Markets	IDR	1,197,443	88,015	89,274	1,259
Israeli Shekel, Expiring 04/21/2017	Citigroup Global Markets	ILS	72	19,000	19,166	166
Expiring 04/21/2017	Citigroup Global Markets	ILS	113	29,999	30,000	1
Japanese Yen, Expiring 04/27/2017	Citigroup Global Markets	JPY	1,837	16,000	16,324	324
Expiring 04/27/2017	Citigroup Global Markets	JPY	12,565	112,000	111,670	(330)
Expiring 04/27/2017	UBS AG	JPY	2,382	21,000	21,170	170
Malaysian Ringgit, Expiring 02/08/2017	Barclays Capital Group	MYR	2,532	572,778	571,447	(1,331)
Expiring 02/08/2017	Barclays Capital Group	MYR	4,091	969,603	923,216	(46,387)
Mexican Peso, Expiring 03/08/2017	Barclays Capital Group	MXN	3,219	147,429	153,585	6,156
Expiring 03/08/2017	Citigroup Global Markets	MXN	473	22,000	22,581	581
Expiring 03/08/2017	Citigroup Global Markets	MXN	538	26,000	25,660	(340)
Expiring 03/08/2017	Citigroup Global Markets	MXN	3,830	178,872	182,755	3,883
Expiring 03/08/2017	Citigroup Global Markets	MXN	20,877	955,807	996,222	40,415
Expiring 03/08/2017	Goldman Sachs & Co.	MXN	1,834	89,175	87,508	(1,667)
Expiring 03/08/2017	Hong Kong & Shanghai Bank	MXN	138	6,290	6,606	316
Expiring 03/08/2017	JPMorgan Chase	MXN	176	8,083	8,413	330
Expiring 03/08/2017	UBS AG	MXN	198	8,940	9,425	485
Expiring 03/08/2017	UBS AG	MXN	583	28,000	27,800	(200)
Expiring 03/08/2017	UBS AG	MXN	1,383	66,304	65,997	(307)
Expiring 03/08/2017	UBS AG	MXN	2,214	106,542	105,636	(906)

New Taiwanese Dollar, Expiring 03/08/2017	Citigroup Global Markets	TWD	1,588	50,000	50,692	692
Expiring 03/08/2017	Citigroup Global Markets	TWD	1,743	54,000	55,661	1,661
Expiring 03/08/2017	Citigroup Global Markets	TWD	1,844	57,000	58,881	1,881
Expiring 03/08/2017	Citigroup Global Markets	TWD	4,598	144,677	146,836	2,159
New Zealand Dollar, Expiring 04/12/2017	Citigroup Global Markets	NZD	134	94,443	98,247	3,804
Expiring 04/12/2017	Citigroup Global Markets	NZD	217	154,800	159,070	4,270
Expiring 04/12/2017	Goldman Sachs & Co.	NZD	94	67,200	68,695	1,495
Peruvian Nuevo Sol, Expiring 03/15/2017	Citigroup Global Markets	PEN	207	61,242	62,911	1,669
Expiring 04/27/2017	Citigroup Global Markets	PEN	50	14,900	15,249	349
Expiring 04/27/2017	Citigroup Global Markets	PEN	112	32,967	34,025	1,058
Expiring 04/27/2017	Citigroup Global Markets	PEN	120	36,165	36,279	114
Expiring 04/27/2017	Citigroup Global Markets	PEN	220	64,717	66,822	2,105
Expiring 04/27/2017	Goldman Sachs & Co.	PEN	620	182,719	187,915	5,196
Philippine Peso, Expiring 02/02/2017	Barclays Capital Group	PHP	7,881	158,416	158,368	(48)
Expiring 04/12/2017	Barclays Capital Group	PHP	7,182	143,899	144,016	117
Expiring 04/12/2017	Citigroup Global Markets	PHP	7,186	143,519	144,096	577
Expiring 04/12/2017	Hong Kong & Shanghai Bank	PHP	14,382	288,216	288,391	175
Polish Zloty, Expiring 04/21/2017	Barclays Capital Group	PLN	933	228,533	232,748	4,215
Romanian Leu, Expiring 04/21/2017	JPMorgan Chase	RON	1,040	248,644	250,144	1,500
Expiring 04/21/2017	UBS AG	RON	150	36,166	36,173	7
Russian Ruble, Expiring 02/07/2017	Bank of America	RUB	4,325	70,006	71,785	1,779
Expiring 02/07/2017	Bank of America	RUB	4,646	70,595	77,109	6,514
Expiring 02/07/2017	Bank of America	RUB	5,070	84,386	84,154	(232)
Expiring 02/07/2017	Bank of America	RUB	5,163	78,466	85,695	7,229
Expiring 02/07/2017	Bank of America	RUB	47,355	733,875	785,984	52,109
Expiring 02/07/2017	Barclays Capital Group	RUB	716	11,064	11,878	814
Expiring 02/07/2017	Citigroup Global Markets	RUB	681	11,000	11,301	301
Expiring 02/07/2017	Citigroup Global Markets	RUB	1,139	18,992	18,904	(88)
Expiring 02/07/2017	Citigroup Global Markets	RUB	1,875	29,063	31,121	2,058
Expiring 02/07/2017	Goldman Sachs & Co.	RUB	730	12,000	12,116	116
Expiring 02/07/2017	Goldman Sachs & Co.	RUB	1,016	17,000	16,862	(138)
Expiring 02/07/2017	Goldman Sachs & Co.	RUB	6,984	110,212	115,912	5,700

Expiring 02/07/2017	Goldman Sachs & Co.	RUB	8,232	128,824	136,631	7,807
Expiring 02/07/2017	Hong Kong & Shanghai Bank	RUB	23,112	371,875	383,608	11,733
Expiring 02/07/2017	UBS AG	RUB	1,892	28,926	31,399	2,473
Singapore Dollar, Expiring 03/16/2017	Bank of America	SGD	154	107,850	109,275	1,425
Expiring 03/16/2017	Bank of America	SGD	307	212,949	217,696	4,747
Expiring 03/16/2017	Citigroup Global Markets	SGD	17	12,000	12,228	228
Expiring 03/16/2017	Citigroup Global Markets	SGD	21	15,000	15,089	89
Expiring 03/16/2017	Citigroup Global Markets	SGD	24	17,001	17,110	109
Expiring 03/16/2017	Citigroup Global Markets	SGD	31	22,000	22,124	124
Expiring 03/16/2017	Citigroup Global Markets	SGD	58	41,000	41,444	444
Expiring 03/16/2017	Citigroup Global Markets	SGD	73	51,000	51,998	998
Expiring 03/16/2017	Citigroup Global Markets	SGD	151	106,359	107,184	825
Expiring 03/16/2017	Citigroup Global Markets	SGD	295	207,000	209,586	2,586
Expiring 03/16/2017	Citigroup Global Markets	SGD	444	306,334	315,162	8,828
Expiring 03/16/2017	Goldman Sachs & Co.	SGD	222	153,168	157,589	4,421
Expiring 03/16/2017	Hong Kong & Shanghai Bank	SGD	443	308,834	314,676	5,842
South African Rand, Expiring 04/07/2017	Citigroup Global Markets	ZAR	801	58,615	58,740	125
Expiring 04/07/2017	Citigroup Global Markets	ZAR	5,689	421,031	417,209	(3,822)
Expiring 04/07/2017	Goldman Sachs & Co.	ZAR	1,020	73,593	74,785	1,192
Expiring 04/07/2017	Goldman Sachs & Co.	ZAR	7,254	518,217	531,961	13,744
Expiring 04/07/2017	Toronto Dominion	ZAR	99	7,190	7,268	78
Expiring 04/07/2017	UBS AG	ZAR	904	66,304	66,298	(6)
South Korean Won, Expiring 03/08/2017	Citigroup Global Markets	KRW	35,184	29,999	30,286	287
Expiring 03/21/2017	Citigroup Global Markets	KRW	18,786	16,000	16,173	173
Expiring 03/21/2017	Citigroup Global Markets	KRW	19,878	17,000	17,113	113
Expiring 03/21/2017	Citigroup Global Markets	KRW	22,746	19,001	19,582	581
Expiring 03/21/2017	Citigroup Global Markets	KRW	39,578	34,000	34,072	72
Expiring 03/21/2017	Citigroup Global Markets	KRW	44,525	38,000	38,331	331
Expiring 03/21/2017	Citigroup Global Markets	KRW	44,780	38,000	38,551	551
Thai Baht, Expiring 02/17/2017	Citigroup Global Markets	THB	388	11,000	11,008	8

Expiring 02/17/2017	Citigroup Global Markets	THB	2,116	60,275	60,078	(197)
Expiring 02/17/2017	Citigroup Global Markets	THB	6,663	188,833	189,206	373
Expiring 02/17/2017	Citigroup Global Markets	THB	20,628	580,089	585,773	5,684
Turkish Lira, Expiring 02/08/2017	Citigroup Global Markets	TRY	37	10,433	9,801	(632)
Expiring 02/08/2017	Citigroup Global Markets	TRY	46	12,000	12,217	217
Expiring 02/08/2017	Citigroup Global Markets	TRY	49	13,000	12,996	(4)
Expiring 02/08/2017	Citigroup Global Markets	TRY	73	21,000	19,254	(1,746)
Expiring 02/08/2017	Citigroup Global Markets	TRY	83	22,000	22,084	84
Expiring 02/08/2017	Citigroup Global Markets	TRY	98	26,000	26,021	21
Expiring 02/08/2017	Citigroup Global Markets	TRY	283	79,906	74,884	(5,022)
Expiring 02/08/2017	Citigroup Global Markets	TRY	546	151,120	144,491	(6,629)
Expiring 02/08/2017	Goldman Sachs & Co.	TRY	367	96,889	97,101	212
Expiring 02/08/2017	Goldman Sachs & Co.	TRY	373	98,425	98,630	205
Expiring 02/08/2017	Goldman Sachs & Co.	TRY	374	98,425	98,859	434
Expiring 02/08/2017	Goldman Sachs & Co.	TRY	1,044	275,819	276,208	389
Expiring 02/08/2017	Hong Kong & Shanghai Bank	TRY	302	77,993	79,743	1,750
Expiring 02/08/2017	UBS AG	TRY	38	10,000	9,991	(9)
Expiring 02/08/2017	UBS AG	TRY	81	23,141	21,307	(1,834)
Expiring 02/08/2017	UBS AG	TRY	2,352	695,764	622,173	(73,591)

				$19,636,434	$19,898,004	261,570

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 04/12/2017	Bank of America	AUD	127	$95,800	$96,515	$(715)
Expiring 04/12/2017	Citigroup Global Markets	AUD	35	25,948	26,129	(181)
Expiring 04/12/2017	Goldman Sachs & Co.	AUD	91	68,752	69,260	(508)
Expiring 04/12/2017	JPMorgan Chase	AUD	253	190,950	191,755	(805)
Brazilian Real, Expiring 02/02/2017	Citigroup Global Markets	BRL	1,006	315,572	319,268	(3,696)
Expiring 02/02/2017	Citigroup Global Markets	BRL	309	87,276	97,909	(10,633)
Expiring 02/02/2017	Citigroup Global Markets	BRL	62	18,000	19,630	(1,630)
Expiring 02/02/2017	Credit Suisse First Boston Corp.	BRL	982	311,035	311,617	(582)
Expiring 02/02/2017	Goldman Sachs & Co.	BRL	437	133,179	138,542	(5,363)

Expiring 02/02/2017	Goldman Sachs & Co.	BRL	309	87,276	98,075	(10,799)
Expiring 02/02/2017	Hong Kong & Shanghai Bank	BRL	124	38,500	39,355	(855)
Expiring 02/02/2017	JPMorgan Chase	BRL	1,206	377,948	382,794	(4,846)
Expiring 02/02/2017	Toronto Dominion	BRL	578	181,435	183,531	(2,096)
Expiring 04/04/2017	Citigroup Global Markets	BRL	491	153,704	153,457	247
British Pound, Expiring 04/27/2017	Citigroup Global Markets	GBP	17	21,286	21,220	66
Canadian Dollar, Expiring 04/12/2017	Barclays Capital Group	CAD	90	68,101	69,257	(1,156)
Expiring 04/12/2017	Barclays Capital Group	CAD	88	65,577	67,387	(1,810)
Expiring 04/12/2017	Citigroup Global Markets	CAD	89	67,200	68,684	(1,484)
Chilean Peso, Expiring 02/15/2017	Citigroup Global Markets	CLP	213,440	321,012	328,769	(7,757)
Expiring 03/13/2017	Citigroup Global Markets	CLP	105,104	160,146	161,617	(1,471)
Expiring 03/13/2017	JPMorgan Chase	CLP	105,104	160,148	161,617	(1,469)
Expiring 04/12/2017	Goldman Sachs & Co.	CLP	63,210	95,195	97,012	(1,817)
Colombian Peso, Expiring 04/12/2017	Citigroup Global Markets	COP	222,120	73,307	75,053	(1,746)
Expiring 04/12/2017	Citigroup Global Markets	COP	119,794	39,471	40,478	(1,007)
Expiring 04/12/2017	Citigroup Global Markets	COP	42,784	14,097	14,457	(360)
Czech Koruna, Expiring 04/12/2017	Citigroup Global Markets	CZK	627	25,000	25,207	(207)
Euro, Expiring 04/12/2017	Citigroup Global Markets	EUR	224	235,439	242,520	(7,081)
Expiring 04/27/2017	Citigroup Global Markets	EUR	355	382,039	384,376	(2,337)
Expiring 04/27/2017	Citigroup Global Markets	EUR	122	131,999	131,868	131
Expiring 04/27/2017	Citigroup Global Markets	EUR	90	96,889	97,414	(525)
Expiring 04/27/2017	Citigroup Global Markets	EUR	11	12,000	12,199	(199)
Expiring 04/27/2017	Goldman Sachs & Co.	EUR	557	600,080	603,441	(3,361)
Expiring 04/27/2017	Goldman Sachs & Co.	EUR	315	339,809	341,905	(2,096)
Expiring 04/27/2017	UBS AG	EUR	25	27,000	27,262	(262)
Indian Rupee, Expiring 03/08/2017	JPMorgan Chase	INR	9,981	145,970	146,451	(481)
Indonesian Rupiah, Expiring 03/20/2017	Citigroup Global Markets	IDR	282,580	20,718	21,068	(350)

Expiring 03/20/2017	Citigroup Global Markets	IDR	241,470	18,000	18,003	(3)
Expiring 03/20/2017	Citigroup Global Markets	IDR	228,480	17,000	17,034	(34)
Expiring 03/20/2017	Hong Kong & Shanghai Bank	IDR	282,639	21,000	21,072	(72)
Expiring 03/20/2017	UBS AG	IDR	2,447,891	181,124	182,500	(1,376)
Expiring 03/20/2017	UBS AG	IDR	1,733,796	129,098	129,261	(163)
Expiring 03/20/2017	UBS AG	IDR	363,523	27,124	27,102	22
Expiring 08/21/2017	JPMorgan Chase	IDR	2,088,331	146,395	152,880	(6,485)
Israeli Shekel, Expiring 04/21/2017	Goldman Sachs & Co.	ILS	1,116	293,506	296,820	(3,314)
Japanese Yen, Expiring 04/27/2017	Citigroup Global Markets	JPY	36,915	325,867	328,089	(2,222)
Expiring 04/27/2017	Citigroup Global Markets	JPY	5,502	48,000	48,898	(898)
Expiring 04/27/2017	Citigroup Global Markets	JPY	2,743	24,000	24,381	(381)
Expiring 04/27/2017	Citigroup Global Markets	JPY	2,603	23,001	23,139	(138)
Expiring 04/27/2017	Citigroup Global Markets	JPY	2,406	21,000	21,384	(384)
Expiring 04/27/2017	Goldman Sachs & Co.	JPY	10,514	93,012	93,444	(432)
Malaysian Ringgit, Expiring 02/08/2017	Bank of America	MYR	931	206,663	210,147	(3,484)
Expiring 02/08/2017	Citigroup Global Markets	MYR	485	109,517	109,522	(5)
Expiring 02/08/2017	JPMorgan Chase	MYR	1,059	235,375	239,024	(3,649)
Expiring 02/08/2017	JPMorgan Chase	MYR	446	100,625	100,709	(84)
Expiring 02/08/2017	JPMorgan Chase	MYR	105	23,625	23,634	(9)
Expiring 02/08/2017	UBS AG	MYR	91	20,529	20,538	(9)
Mexican Peso, Expiring 03/08/2017	Goldman Sachs & Co.	MXN	2,223	100,448	106,080	(5,632)
Expiring 03/08/2017	JPMorgan Chase	MXN	570	27,000	27,215	(215)
New Taiwanese Dollar, Expiring 03/08/2017	Bank of America	TWD	7,662	239,583	244,674	(5,091)
Expiring 03/08/2017	Citigroup Global Markets	TWD	4,747	147,025	151,595	(4,570)
Expiring 03/08/2017	Citigroup Global Markets	TWD	1,475	47,000	47,103	(103)
Expiring 03/08/2017	Citigroup Global Markets	TWD	1,281	40,000	40,911	(911)
Expiring 03/08/2017	Citigroup Global Markets	TWD	1,199	38,000	38,292	(292)
Expiring 03/08/2017	Citigroup Global Markets	TWD	1,027	32,000	32,780	(780)
Expiring 03/08/2017	Citigroup Global Markets	TWD	950	30,000	30,345	(345)
Expiring 03/08/2017	Citigroup Global Markets	TWD	907	29,000	28,957	43
Expiring 03/08/2017	Citigroup Global Markets	TWD	903	29,000	28,836	164

Expiring 03/08/2017	Citigroup Global Markets	TWD	878	28,000	28,030	(30)
Expiring 03/08/2017	Citigroup Global Markets	TWD	659	21,000	21,048	(48)
Expiring 03/08/2017	Citigroup Global Markets	TWD	569	18,000	18,180	(180)
Expiring 03/08/2017	Citigroup Global Markets	TWD	411	13,001	13,114	(113)
Expiring 03/08/2017	Citigroup Global Markets	TWD	315	10,000	10,052	(52)
Expiring 03/08/2017	Goldman Sachs & Co.	TWD	692	22,000	22,103	(103)
Expiring 03/08/2017	JPMorgan Chase	TWD	4,719	146,770	150,676	(3,906)
Expiring 03/08/2017	JPMorgan Chase	TWD	1,930	61,000	61,620	(620)
Expiring 03/08/2017	UBS AG	TWD	1,740	54,500	55,550	(1,050)
New Zealand Dollar, Expiring 04/12/2017	Goldman Sachs & Co.	NZD	246	171,066	179,936	(8,870)
Peruvian Nuevo Sol, Expiring 04/11/2017	Hong Kong & Shanghai Bank	PEN	510	148,750	154,741	(5,991)
Expiring 04/27/2017	Citigroup Global Markets	PEN	116	35,000	35,163	(163)
Expiring 04/27/2017	Citigroup Global Markets	PEN	50	15,000	15,135	(135)
Expiring 04/27/2017	Citigroup Global Markets	PEN	47	14,000	14,156	(156)
Expiring 04/27/2017	Goldman Sachs & Co.	PEN	808	238,000	244,732	(6,732)
Philippine Peso, Expiring 02/02/2017	Citigroup Global Markets	PHP	7,881	161,500	158,368	3,132
Expiring 04/12/2017	Barclays Capital Group	PHP	7,881	157,498	158,036	(538)
Expiring 04/12/2017	Citigroup Global Markets	PHP	2,813	56,000	56,399	(399)
Expiring 04/12/2017	Citigroup Global Markets	PHP	1,889	37,671	37,871	(200)
Expiring 04/12/2017	Citigroup Global Markets	PHP	1,796	35,999	36,007	(8)
Expiring 04/12/2017	Citigroup Global Markets	PHP	1,618	32,000	32,449	(449)
Expiring 04/12/2017	Citigroup Global Markets	PHP	1,502	30,000	30,121	(121)
Expiring 04/12/2017	Citigroup Global Markets	PHP	804	16,000	16,132	(132)
Expiring 04/12/2017	Goldman Sachs & Co.	PHP	2,255	45,000	45,226	(226)
Expiring 04/12/2017	Goldman Sachs & Co.	PHP	1,608	32,001	32,251	(250)
Expiring 04/12/2017	UBS AG	PHP	20,433	409,264	409,718	(454)
Polish Zloty, Expiring 04/21/2017	UBS AG	PLN	121	30,138	30,107	31
Romanian Leu, Expiring 04/21/2017	Citigroup Global Markets	RON	723	171,320	174,002	(2,682)
Russian Ruble, Expiring 02/07/2017	Bank of America	RUB	15,808	265,020	262,385	2,635
Expiring 02/07/2017	Bank of America	RUB	11,593	192,400	192,411	(11)

Expiring 02/07/2017	Bank of America	RUB	10,858	175,601	180,223	(4,622)
Expiring 02/07/2017	Bank of America	RUB	10,110	168,270	167,807	463
Expiring 02/07/2017	Citigroup Global Markets	RUB	4,368	71,028	72,503	(1,475)
Expiring 02/07/2017	Hong Kong & Shanghai Bank	RUB	5,465	90,270	90,706	(436)
Expiring 02/07/2017	UBS AG	RUB	822	12,508	13,647	(1,139)
Singapore Dollar, Expiring 03/16/2017	Citigroup Global Markets	SGD	1,445	997,013	1,025,740	(28,727)
Expiring 03/16/2017	Citigroup Global Markets	SGD	214	148,525	151,653	(3,128)
Expiring 03/16/2017	Citigroup Global Markets	SGD	209	146,970	148,385	(1,415)
Expiring 03/16/2017	Citigroup Global Markets	SGD	207	145,107	146,909	(1,802)
Expiring 03/16/2017	Citigroup Global Markets	SGD	149	105,014	105,746	(732)
Expiring 03/16/2017	Citigroup Global Markets	SGD	65	45,000	46,405	(1,405)
Expiring 03/16/2017	Goldman Sachs & Co.	SGD	295	207,000	209,331	(2,331)
Expiring 03/16/2017	Hong Kong & Shanghai Bank	SGD	515	363,759	365,407	(1,648)
Expiring 03/16/2017	Morgan Stanley	SGD	184	130,732	130,669	63
Expiring 03/16/2017	UBS AG	SGD	42	29,000	29,876	(876)
South African Rand, Expiring 04/07/2017	Citigroup Global Markets	ZAR	1,640	119,619	120,269	(650)
Expiring 04/07/2017	Citigroup Global Markets	ZAR	1,218	88,946	89,322	(376)
Expiring 04/07/2017	Citigroup Global Markets	ZAR	291	21,000	21,356	(356)
Expiring 04/07/2017	Citigroup Global Markets	ZAR	206	15,000	15,082	(82)
Expiring 04/07/2017	JPMorgan Chase	ZAR	6,114	437,338	448,354	(11,016)
South Korean Won, Expiring 03/21/2017	Bank of America	KRW	176,671	148,625	152,094	(3,469)
Expiring 03/21/2017	Citigroup Global Markets	KRW	43,599	36,000	37,533	(1,533)
Expiring 03/21/2017	Citigroup Global Markets	KRW	35,820	30,000	30,837	(837)
Expiring 03/21/2017	Citigroup Global Markets	KRW	27,822	23,000	23,952	(952)
Expiring 03/21/2017	Hong Kong & Shanghai Bank	KRW	796,118	680,733	685,368	(4,635)
Expiring 03/21/2017	JPMorgan Chase	KRW	31,339	26,000	26,979	(979)
Swiss Franc, Expiring 04/27/2017	Citigroup Global Markets	CHF	318	319,609	322,711	(3,102)
Thai Baht, Expiring 02/17/2017	Citigroup Global Markets	THB	1,322	37,236	37,537	(301)
Expiring 02/17/2017	Citigroup Global Markets	THB	1,307	37,000	37,123	(123)

Turkish Lira, Expiring 02/08/2017	Bank of America	TRY	101	29,293	26,649	2,644
Expiring 02/08/2017	Barclays Capital Group	TRY	78	23,000	20,738	2,262
Expiring 02/08/2017	Citigroup Global Markets	TRY	388	111,178	102,619	8,559
Expiring 02/08/2017	Citigroup Global Markets	TRY	220	62,024	58,070	3,954
Expiring 02/08/2017	Citigroup Global Markets	TRY	196	57,000	51,948	5,052
Expiring 02/08/2017	Citigroup Global Markets	TRY	50	13,999	13,343	656
Expiring 02/08/2017	Citigroup Global Markets	TRY	43	12,000	11,474	526
Expiring 02/08/2017	Goldman Sachs & Co.	TRY	515	144,630	136,099	8,531
Expiring 02/08/2017	Goldman Sachs & Co.	TRY	454	128,824	120,139	8,685
Expiring 02/08/2017	Goldman Sachs & Co.	TRY	422	123,731	111,563	12,168
Expiring 02/08/2017	Goldman Sachs & Co.	TRY	318	89,175	84,231	4,944
Expiring 02/08/2017	Goldman Sachs & Co.	TRY	203	56,000	53,590	2,410
Expiring 02/08/2017	Goldman Sachs & Co.	TRY	119	31,159	31,438	(279)
Expiring 02/08/2017	Goldman Sachs & Co.	TRY	92	26,821	24,348	2,473
Expiring 02/08/2017	Goldman Sachs & Co.	TRY	72	21,255	19,161	2,094
Expiring 02/08/2017	UBS AG	TRY	160	42,193	42,217	(24)

				$16,507,458	$16,668,338	(160,880)

						$100,690

Cross currency exchange contracts outstanding at January 31, 2017:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
03/08/2017	Buy	MXN	1,931	EUR	84	$1,483	Citigroup Global Markets
04/07/2017	Buy	ZAR	803	EUR	55	(577)	Citigroup Global Markets
04/12/2017	Buy	AUD	61	GBP	37	(35)	UBS AG
04/12/2017	Buy	AUD	61	GBP	37	(109)	UBS AG
04/12/2017	Buy	AUD	101	EUR	71	23	JPMorgan Chase
04/12/2017	Buy	GBP	13	CAD	22	(244)	Goldman Sachs & Co.
04/12/2017	Buy	CAD	98	NZD	106	(2,739)	Bank of America
04/12/2017	Buy	CZK	7,573	EUR	282	(1,450)	JPMorgan Chase
04/21/2017	Buy	EUR	77	PLN	336	(125)	Citigroup Global Markets
04/21/2017	Buy	HUF	32,962	EUR	106	(134)	Citigroup Global Markets
04/27/2017	Buy	EUR	70	JPY	8,643	(677)	Bank of America
04/27/2017	Buy	GBP	31	EUR	36	101	Bank of America
04/27/2017	Buy	CHF	80	JPY	9,211	(385)	Citigroup Global Markets
04/27/2017	Buy	CHF	80	EUR	75	(39)	Citigroup Global Markets
04/27/2017	Buy	CHF	79	EUR	74	(155)	JPMorgan Chase

						$(5,062)

Interest rate swap agreements outstanding at January 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
MYR	1,650	05/20/21	3.770%	3 Month Malaysia Bumiputra Rate(2)	$(2,406)	$—	$(2,406)	JPMorgan Chase
THB	9,000	02/28/26	2.300%	6 Month Thailand Fixing Rate(2)	(6,309)	—	(6,309)	JPMorgan Chase

					$(8,715)	$—	$(8,715)

Notional Amount (000)#	Termination Date		Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
MXN	4,500	02/16/21	5.400%	28 Day Mexican Interbank Rate(2)	$9	$(15,678)	$(15,687)
MXN	3,300	02/21/22	6.620%	28 Day Mexican Interbank Rate(2)	133	(6,075)	(6,208)
MXN	20,650	06/04/25	6.470%	28 Day Mexican Interbank Rate(2)	330	(82,055)	(82,385)
MXN	3,400	01/05/26	6.260%	28 Day Mexican Interbank Rate(1)	10	16,901	16,891

					$482	$(86,907)	$(87,389)

Cash of $170,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at January 31, 2017.

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds
Argentina	$—	$480,828	$—
Brazil	—	3,003,664	—
Colombia	—	1,403,697	—
Dominican Republic	—	269,025	—
Hungary	—	936,839	—
Indonesia	—	3,775,697	—
Kazakhstan	—	135,500	—
Malaysia	—	1,409,643	—
Mexico	—	2,257,667	—
Peru	—	1,120,761	—
Philippines	—	225,460	—
Poland	—	2,888,967	—
Romania	—	812,722	—
Russia	—	1,780,776	—
Singapore	—	593,134	—

South Africa	—	3,008,182	—
South Korea	—	299,977	—
Thailand	—	1,451,409	—
Turkey	—	1,537,777	—
Ukraine	—	149,175	—
Common Stock
Colombia	30,076	—	—
Affiliated Mutual Fund	1,560,827	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	100,690	—
OTC Cross Currency Exchange Contracts	—	(5,062)	—
OTC Interest Rate Swap Agreements	—	(8,715)	—
Centrally Cleared Interest Rate Swap Agreements	—	(87,389)	—

Total	$1,590,903	$27,540,424	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2017 were as follows:

Foreign Government Obligations	83.8%
Foreign Agencies	5.8
Affiliated Mutual Fund	5.2
Foreign Corporations	1.1
Foreign Government Bonds	1.1
Oil, Gas & Consumable Fuels	0.1

97.1
Other assets in excess of liabilities	2.9

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Series as of January 31, 2017 categorized by risk exposure:

Derivative Fair Value at 1/31/17
Foreign exchange contracts	$95,628
Interest rate contracts	(96,104)

$(476)

Prudential Jennison Emerging Markets Equity Fund

Schedule of Investments

as of January 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS — 82.2%
Argentina — 5.9%
MercadoLibre, Inc.	3,493	$647,567

Brazil — 10.9%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros*	36,677	215,213
Cia de Saneamento Basico do Estado de Sao Paulo*	25,118	249,897
Lojas Renner SA	26,122	197,960
Raia Drogasil SA	14,719	305,955
Vale SA, ADR(a)	23,056	234,710

		1,203,735

Chile — 3.1%
Sociedad Quimica Y Minera de Chile SA, ADR	10,523	340,104

China — 22.8%
Alibaba Group Holding Ltd., ADR*(a)	5,317	538,665
Baidu, Inc., ADR*	1,811	317,052
China Biologic Products, Inc.*	1,665	189,710
Ctrip.com International Ltd., ADR*(a)	10,227	441,909
JD.com, Inc., ADR*	10,510	298,484
Tencent Holdings Ltd.	28,040	733,117

		2,518,937

Hong Kong — 1.3%
Sands China Ltd.	32,061	141,067

India — 6.2%
Godrej Consumer Products Ltd.	6,404	149,161
HDFC Bank Ltd., ADR	2,903	200,104
Makemytrip Ltd.*	10,169	339,644

		688,909

Indonesia — 8.6%
Astra International Tbk PT	518,201	308,928
Matahari Department Store Tbk PT	188,392	208,566
Mitra Adiperkasa Tbk PT*	348,055	144,006
Mitra Keluarga Karyasehat Tbk PT	672,510	125,966
Waskita Karya Persero Tbk PT	867,664	166,448

		953,914

Malaysia — 1.5%
IHH Healthcare Bhd	118,829	168,617

Mexico — 1.7%
Arca Continental SAB de CV	35,267	189,632

Peru — 1.5%
Credicorp Ltd.	981	160,570

Philippines — 1.7%
Universal Robina Corp.	56,327	184,573

Russia — 3.7%
Sberbank of Russia PJSC, ADR	16,828	196,214
X5 Retail Group NV, RegS, GDR*	6,253	209,674

		405,888

Taiwan — 4.8%
Cathay Financial Holding Co. Ltd.	164,000	249,752
Largan Precision Co. Ltd.	2,000	286,073

		535,825

Thailand — 8.5%
Bangkok Dusit Medical Services PCL	272,797	171,876
CP ALL PCL	159,216	273,575
Group Lease PCL, ADR	139,752	235,252
Group Lease PCL	150,936	253,989

		934,692

TOTAL COMMON STOCKS (cost $7,523,328)		9,074,030

	Units
PARTICIPATORY NOTES† — 10.1%
India
Ashok Leyland Ltd., expiring 10/29/17 144A	166,555	223,990
Asian Paints Ltd., expiring 05/31/18 144A	12,586	181,050
Biocon Ltd., expiring 06/08/21 144A	13,981	209,456
Eicher Motors Ltd., expiring 08/27/18 144A	590	201,345
Maruti Suzuki India Ltd., expiring 12/08/20 144A	3,441	300,565

TOTAL PARTICIPATORY NOTES (cost $884,510)		1,116,406

	Shares
PREFERRED STOCKS — 4.4%
Brazil
Itau Unibanco Holding SA (PRFC)	18,497	218,599
Petroleo Brasileiro SA (PRFC)*	55,295	263,569

TOTAL PREFERRED STOCKS (cost $475,815)		482,168

	Units
WARRANTS* — 0.1%
Thailand
Group Lease PCL, expiring 07/31/18 (cost $0)	14,459	12,627

TOTAL LONG-TERM INVESTMENTS (cost $8,883,653)		10,685,231

	Shares
SHORT-TERM INVESTMENTS — 15.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	497,498	497,498
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $1,241,675; includes $1,240,940 cash collateral for securities on loan)(b)(c)	1,241,563	1,241,811

TOTAL SHORT-TERM INVESTMENTS (cost $1,739,173)		1,739,309

TOTAL INVESTMENTS — 112.5% (cost $10,622,826)(d)	12,424,540
Liabilities in excess of other assets — (12.5)%	(1,385,204)

NET ASSETS — 100.0%	$11,039,336

The following abbreviations are used in the quarterly schedule of portfolio holdings:

OTC	Over-the-counter
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

†	Participatory notes represented 10.1% of net assets, of which the portfolio attributed 3.5% to Bank of America, 2.0% to Goldman Sachs & Co., and 4.6% to JPMorgan Chase as counterparties to the securities.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $1,211,825; cash collateral of $1,240,940 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Institutional Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$10,622,826

Appreciation	1,995,593
Depreciation	(193,879)

Net Unrealized Appreciation	$1,801,714

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$647,567	$—	$—
Brazil	1,203,735	—	—
Chile	340,104	—	—
China	1,785,820	733,117	—
Hong Kong	—	141,067	—
India	539,748	149,161	—
Indonesia	—	953,914	—
Malaysia	—	168,617	—
Mexico	189,632	—	—
Peru	160,570	—	—
Philippines	—	184,573	—
Russia	405,888	—	—
Taiwan	—	535,825	—
Thailand	527,564	407,128	—
Participatory Notes
India	—	1,116,406	—
Preferred Stocks
Brazil	482,168	—	—
Warrants*
Thailand	12,627	—	—
Affiliated Mutual Funds	1,739,309	—	—

Total	$8,034,732	$4,389,808	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The Industry Classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Internet Software & Services	20.3%
Affiliated Mutual Funds (including 11.2% of collateral for securities on loan)	15.7
Internet & Direct Marketing Retail	9.8
Food & Staples Retailing	7.2
Banks	7.1
Automobiles	5.5
Multiline Retail	5.0
Chemicals	4.8
Consumer Finance	4.5
Health Care Providers & Services	4.2
Machinery	3.8
Biotechnology	3.6

Electronic Equipment, Instruments & Components	2.6
Oil, Gas & Consumable Fuels	2.4
Water Utilities	2.3
Insurance	2.2
Metals & Mining	2.1
Capital Markets	1.9
Beverages	1.7
Food Products	1.7
Construction & Engineering	1.5
Personal Products	1.3
Hotels, Restaurants & Leisure	1.3

112.5
Liabilities in excess of other assets	(12.5)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of January 31, 2017 categorized by risk exposure:

Derivative Fair Value at 01/31/17
Equity contracts	$12,627

Prudential Jennison Global Opportunities Fund

Schedule of Investments

as of January 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS
Argentina — 3.2%
MercadoLibre, Inc.	45,293	$8,396,869

Brazil — 2.3%
Raia Drogasil SA	292,381	6,077,546

China — 10.9%
Alibaba Group Holding Ltd. ADR*(a)	132,660	13,439,785
Tencent Holdings Ltd.	573,594	14,996,835

		28,436,620

France — 5.4%
Dassault Systemes SE	34,014	2,633,145
Kering	21,774	5,183,136
LVMH Moet Hennessy Louis Vuitton SE	30,541	6,154,753

		13,971,034

Germany — 4.6%
adidas AG	76,566	12,082,555

India — 1.5%
HDFC Bank Ltd. ADR	57,123	3,937,488

Japan — 2.5%
Keyence Corp.	10,458	4,061,546
Shionogi & Co. Ltd.	53,123	2,558,522

		6,620,068

Netherlands — 1.5%
ASML Holding NV	31,576	3,834,100

Spain — 5.5%
Amadeus IT Group SA	66,195	3,062,254
Industria de Diseno Textil SA	343,269	11,353,870

		14,416,124

Thailand — 2.4%
CP ALL PCL	3,639,195	6,250,799

United Kingdom — 6.5%
Ashtead Group PLC	288,343	5,845,997
ASOS PLC*	82,743	5,496,748
St. James’s Place PLC	414,991	5,614,248

		16,956,993

United States — 53.5%
Albemarle Corp.	70,173	6,500,827
Alphabet Inc. (Class A Stock)*	14,240	11,679,506
Amazon.com, Inc.*	17,676	14,555,832
Apple, Inc.	42,618	5,171,694
BioMarin Pharmaceutical, Inc.*	61,147	5,358,312
Broadcom Ltd.	42,460	8,470,770
Celgene Corp.*	19,676	2,285,367
Charter Communications, Inc. (Class A Stock)*	26,162	8,475,180
Facebook, Inc. (Class A Stock)*	81,218	10,584,330
Goldman Sachs Group, Inc. (The)	32,897	7,543,940
Halliburton Co.	120,175	6,798,300
Home Depot, Inc. (The)	18,716	2,574,947
Mastercard, Inc. (Class A Stock)	106,641	11,339,137
Mobileye NV*(a)	127,567	5,480,278

Netflix, Inc.*	46,794	6,584,384
NVIDIA Corp.	53,501	5,841,239
Parker-Hannifin Corp.	42,859	6,305,845
Shire PLC	53,783	2,994,421
Tesla, Inc.*(a)	17,385	4,379,803
Ulta Beauty, Inc.*	25,235	6,870,986

		139,795,098

TOTAL LONG-TERM INVESTMENTS (cost $214,815,154)		260,775,294

SHORT-TERM INVESTMENTS — 9.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	1,710,161	1,710,161
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $23,764,727)(b)(c)	23,761,367	23,766,119

TOTAL SHORT-TERM INVESTMENTS (cost $25,474,888)		25,476,280

TOTAL INVESTMENTS — 109.6% (cost $240,290,042)(d)		286,251,574
Liabilities in excess of other assets — (9.6)%		(25,096,865)

NET ASSETS — 100.0%		$261,154,709

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,269,495; cash collateral of $23,748,175 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$242,492,322

Appreciation	45,145,652
Depreciation	(1,386,400)

Net Unrealized Appreciation	$43,759,252

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$8,396,869	$—	$—
Brazil	6,077,546	—	—
China	13,439,785	14,996,835	—
France	—	13,971,034	—
Germany	—	12,082,555	—
India	3,937,488	—	—
Japan	—	6,620,068	—
Netherlands	—	3,834,100	—
Spain	—	14,416,124	—
Thailand	—	6,250,799	—
United Kingdom	—	16,956,993	—
United States	136,800,677	2,994,421	—
Affiliated Mutual Funds	25,476,280	—	—

Total	$194,128,645	$92,122,929	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Internet Software & Services	22.7%
Internet & Direct Marketing Retail	10.2
Affiliated Mutual Funds (including 9.1% of collateral for securities on loan)	9.8
Textiles, Apparel & Luxury Goods	9.0
Specialty Retail	7.9
Semiconductors & Semiconductor Equipment	6.9
IT Services	5.5
Food & Staples Retailing	4.7
Biotechnology	4.1
Media	3.2
Software	3.1
Capital Markets	2.9
Energy Equipment & Services	2.6
Chemicals	2.5
Machinery	2.4
Trading Companies & Distributors	2.2
Insurance	2.2
Technology Hardware, Storage & Peripherals	2.0
Automobiles	1.7
Electronic Equipment, Instruments & Components	1.5
Banks	1.5
Pharmaceuticals	1.0

109.6
Liabilities in excess of other assets	(9.6)

100.0%

Prudential Jennison Global Infrastructure Fund

Schedule of Investments

as of January 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS — 95.8%
Australia — 2.9%
Transurban Group	219,751	$1,700,448

Brazil — 4.3%
CCR SA	184,425	907,757
EcoRodovias Infraestrutura e Logistica SA	314,571	851,541
Transmissora Alianca de Energia Eletrica SA, UTS	114,022	776,526

		2,535,824

Canada — 9.7%
Enbridge, Inc. (NYSE)	18,173	774,170
Enbridge, Inc. (TSX)	21,777	927,144
Fortis, Inc.	18,472	593,943
Pembina Pipeline Corp.	38,566	1,195,931
TransCanada Corp. (NYSE)	13,891	655,933
TransCanada Corp. (TSX)	33,087	1,560,969

		5,708,090

China — 0.9%
Huaneng Renewables Corp. Ltd. (Class H Stock)	1,758,671	545,783

France — 6.4%
Aeroports de Paris	8,188	908,607
Eiffage SA	21,212	1,524,935
Vinci SA	19,225	1,347,613

		3,781,155

Hong Kong — 0.5%
HKBN Ltd.	242,142	294,788

India — 1.8%
NTPC Ltd.	119,238	303,084
Power Grid Corp. of India Ltd.	253,309	774,991

		1,078,075

Italy — 4.8%
Atlantia SpA	52,530	1,197,153
Enel SpA	150,027	627,211
Infrastrutture Wireless Italiane SpA	84,004	398,107
Infrastrutture Wireless Italiane SpA, 144A(a)	14,631	69,338
Italgas SpA*	147,709	561,273

		2,853,082

Mexico — 2.5%
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	32,092	465,971
Infraestructura Energetica Nova SAB de CV, 144A(a)	17,329	76,451
Infraestructura Energetica Nova SAB de CV	203,660	898,493

		1,440,915

Philippines — 0.5%
International Container Terminal Services, Inc.	171,096	266,120

Spain — 4.2%
Aena SA	7,286	1,059,589
Atlantica Yield PLC	28,893	618,310
Ferrovial SA	43,940	797,618

		2,475,517

Switzerland — 2.2%
Flughafen Zuerich AG	6,623	1,302,478

United States — 55.1%
American Electric Power Co., Inc.	16,482	1,055,837
American Tower Corp., REIT	10,369	1,073,191
American Water Works Co., Inc.	9,315	684,094
Atmos Energy Corp.	9,146	696,742
Cheniere Energy Partners LP Holdings LLC	35,285	806,262
Cheniere Energy, Inc.*(b)	22,880	1,090,232
Crown Castle International Corp., REIT	11,554	1,014,788
CSX Corp.	18,561	861,045
Edison International	17,584	1,281,522
Energy Transfer Partners LP, MLP	43,137	1,645,677
EnLink Midstream LLC(b)	16,987	294,724
Exelon Corp.	48,388	1,736,161
FedEx Corp.	5,214	986,019
Genesee & Wyoming, Inc. (Class A Stock)*	16,783	1,264,767
Kinder Morgan, Inc.	59,335	1,325,544
NextEra Energy, Inc.	14,337	1,773,774
Noble Midstream Partners LP, MLP*	19,750	857,545
Norfolk Southern Corp.	14,848	1,744,046
ONEOK Partners LP, MLP	13,025	561,898
PG&E Corp.	27,820	1,721,780
Plains All American Pipeline LP, MLP	62,186	1,952,018
SemGroup Corp. (Class A Stock)	26,021	1,033,034
Sempra Energy	5,640	577,480
Targa Resources Corp.	23,973	1,381,324
Union Pacific Corp.	16,677	1,777,435
Waste Management, Inc.	18,016	1,252,112
Williams Cos., Inc. (The)	71,220	2,053,985

		32,503,036

TOTAL COMMON STOCKS (cost $50,370,922)		56,485,311

PREFERRED STOCKS — 2.0%
Brazil
Cia de Saneamento do Parana (PRFC), 144A(a)	225,828	1,010,496
Cia de Saneamento do Parana (PRFC)	37,510	167,844

TOTAL PREFERRED STOCKS (cost $755,953)		1,178,340

TOTAL LONG-TERM INVESTMENTS (cost $51,126,875)		57,663,651

SHORT-TERM INVESTMENTS — 3.0%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(c)	1,234,335	1,234,335
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $511,378; includes $510,880 of cash collateral for securities on loan)(c)(d)	511,276	511,378

TOTAL SHORT-TERM INVESTMENTS (cost $1,745,713)		1,745,713

TOTAL INVESTMENTS — 100.8% (cost $52,872,588)(e)	59,409,364
Liabilities in excess of other assets — (0.8)%	(454,958)

NET ASSETS — 100.0%	$58,954,406

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MLP	Master Limited Partnership
NYSE	New York Stock Exchange
OTC	Over-the-counter
PRFC	Preference Shares
REIT	Real Estate Investment Trust
TSX	Toronto Stock Exchange
UTS	Unit Trust Security

*	Non-income producing security.
(a)	Indicates a security that has been deemed illiquid; the aggregate value of $1,156,285 is approximately 2.0% of net assets.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $497,620; cash collateral of $510,880 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Institutional Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvest.
(e)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$53,636,493

Appreciation	6,451,070
Depreciation	(678,199)

Net Unrealized Appreciation	$5,772,871

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$1,700,448	$—
Brazil	2,535,824	—	—
Canada	5,708,090	—	—
China	—	545,783	—
France	—	3,781,155	—
Hong Kong	—	294,788	—
India	—	1,078,075	—
Italy	561,273	2,291,809	—
Mexico	1,440,915	—	—
Philippines	—	266,120	—
Spain	618,310	1,857,207	—
Switzerland	—	1,302,478	—

United States	32,503,036	—	—
Preferred Stocks
Brazil	1,178,340	—	—
Affiliated Mutual Funds	1,745,713	—	—

Total	$46,291,501	$13,117,863	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Oil, Gas & Consumable Fuels	30.7%
Electric Utilities	17.5
Transportation Infrastructure	14.7
Road & Rail	9.6
Construction & Engineering	6.3
Gas Utilities	3.8
Equity Real Estate Investment Trusts (REITs)	3.5
Water Utilities	3.2
Affiliated Mutual Funds (including 0.9% of collateral for securities on loan)	3.0
Independent Power & Renewable Electricity Producers	2.4
Commercial Services & Supplies	2.1
Air Freight & Logistics	1.7
Diversified Telecommunication Services	1.3
Multi-Utilities	1.0

100.8
Liabilities in excess of other assets	(0.8)

100.0%

Prudential Jennison International Opportunities Fund

Schedule of Investments

as of January 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS — 94.5%
Argentina — 3.5%
MercadoLibre, Inc.	8,669	$1,607,146

Brazil — 2.3%
Raia Drogasil SA	52,083	1,082,618

China — 12.1%
Alibaba Group Holding Ltd., ADR*(a)	26,212	2,655,538
Tencent Holdings Ltd.	112,858	2,950,715

		5,606,253

France — 10.4%
Dassault Systemes SE	18,493	1,431,609
Kering	3,879	923,366
LVMH Moet Hennessy Louis Vuitton SE	6,458	1,301,444
Valeo SA	18,889	1,154,495

		4,810,914

Germany — 8.4%
adidas AG	14,725	2,323,690
Fresenius SE & Co. KGaA	19,582	1,549,820

		3,873,510

Hong Kong — 1.8%
Techtronic Industries Co. Ltd.	237,018	819,753

India — 2.7%
HDFC Bank Ltd., ADR	17,827	1,228,815

Italy — 3.5%
Brembo SpA	12,561	804,816
Brunello Cucinelli SpA	29,930	677,582
Brunello Cucinelli SpA, 144A(b)	5,417	122,635

		1,605,033

Japan — 5.9%
Keyence Corp.	3,982	1,546,479
Shionogi & Co. Ltd.	9,664	465,439
Sysmex Corp.	12,040	723,363

		2,735,281

Netherlands — 2.5%
ASML Holding NV	9,703	1,178,182

Spain — 8.0%
Amadeus IT Group SA	26,238	1,213,799
Industria de Diseno Textil SA	75,482	2,496,622

		3,710,421

Sweden — 4.6%
Atlas Copco AB (Class A Stock)	40,847	1,310,035
Hexagon AB (Class B Stock)	20,640	816,450

		2,126,485

Switzerland — 1.2%
Givaudan SA	301	542,655

Thailand — 2.3%
CP ALL PCL	619,761	1,064,522

United Kingdom — 9.9%
Ashtead Group PLC	55,684	1,128,963
ASOS PLC*	14,869	987,771
St. James’s Place PLC	100,460	1,359,083
Worldpay Group PLC	251,064	905,739
Worldpay Group PLC, 144A(b)	53,118	191,628

		4,573,184

United States — 15.4%
Albemarle Corp.	13,317	1,233,687
Broadcom Ltd.	7,962	1,588,419
JPMorgan Chase & Co.	14,272	1,207,839
Mobileye NV*	27,527	1,182,560
Schlumberger Ltd.	16,146	1,351,582
Shire PLC	9,737	542,117

		7,106,204

TOTAL COMMON STOCKS (cost $37,369,076)		43,670,976

PARTICIPATORY NOTE† — 2.2%
India
Goldman Sachs Maruti Suzuki India, expiring 07/26/17, Private Placement, 144A(b) (cost $772,708)	11,627	1,011,795

PREFERRED STOCK — 1.5%
Germany
Sartorius AG (PRFC) (cost $743,325)	9,727	684,647

TOTAL LONG-TERM INVESTMENTS (cost $38,885,109)		45,367,418

SHORT-TERM INVESTMENTS — 7.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(c)	555,822	555,822
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $2,701,604; includes $2,699,910 of cash collateral for securities on loan)(c)(d)	2,701,063	2,701,604

TOTAL SHORT-TERM INVESTMENTS (cost $3,257,426)		3,257,426

TOTAL INVESTMENTS — 105.3% (cost $42,142,535)(e)		48,624,844
Liabilities in excess of other assets — (5.3)%		(2,433,501)

NET ASSETS — 100.0%		$46,191,343

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
OTC	Over-the-counter
PRFC	Preference Shares
*	Non-income producing security.
†	Participatory notes represented 2.2% of net assets, of which the Series attributed 2.2% to Goldman Sachs & Co., as counterparty to the security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,654,322; cash collateral of $2,699,910 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Indicates a security that has been deemed illiquid; the aggregate value of $1,326,058 is approximately 2.9% of net assets.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Institutional Money Market Fund.
(d)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(e)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$42,164,132

Appreciation	6,951,270
Depreciation	(490,558)

Net Unrealized Appreciation	$6,460,712

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$1,607,146	$—	$—
Brazil	1,082,618	—	—
China	2,655,538	2,950,715	—
France	—	4,810,914	—
Germany	—	3,873,510	—
Hong Kong	—	819,753	—
India	1,228,815	—	—
Italy	—	1,605,033	—
Japan	—	2,735,281	—
Netherlands	—	1,178,182	—
Spain	—	3,710,421	—
Sweden	—	2,126,485	—
Switzerland	—	542,655	—
Thailand	—	1,064,522	—
United Kingdom	—	4,573,184	—
United States	6,564,087	542,117	—
Participatory Note
India	—	1,011,795	—
Preferred Stock
Germany	—	684,647	—
Affiliated Mutual Funds	3,257,426	—	—

Total	$16,395,630	$32,229,214	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Internet Software & Services	15.6%
Textiles, Apparel & Luxury Goods	11.6
Affiliated Mutual Funds (including 5.8% of collateral for securities on loan)	7.1
Semiconductors & Semiconductor Equipment	5.9
Software	5.7
Specialty Retail	5.4
Banks	5.3
Electronic Equipment, Instruments & Components	5.1
IT Services	5.0
Food & Staples Retailing	4.6
Auto Components	4.2
Chemicals	3.9
Health Care Providers & Services	3.4
Health Care Equipment & Supplies	3.1
Insurance	2.9
Energy Equipment & Services	2.9
Machinery	2.8
Trading Companies & Distributors	2.5
Automobiles	2.2
Internet & Direct Marketing Retail	2.1
Household Durables	1.8
Biotechnology	1.2
Pharmaceuticals	1.0

105.3
Liabilities in excess of other assets	(5.3)

100.0%

Prudential QMA International Equity Fund

Schedule of Investments

as of January 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS — 95.5%
Australia — 4.3%
Aristocrat Leisure Ltd.	112,687	$1,306,804
BlueScope Steel Ltd.	103,305	878,429
Coca-Cola Amatil Ltd.	140,342	1,037,873
Commonwealth Bank of Australia	16,220	1,004,989
CSR Ltd.	263,849	883,553
Fortescue Metals Group Ltd.	387,326	1,959,976
Macquarie Group Ltd.	29,364	1,885,617
Oz Minerals Ltd.	57,773	394,218
QBE Insurance Group Ltd.	131,239	1,245,085
Sonic Healthcare Ltd.	6,126	96,615
Sydney Airport	22,173	98,396

		10,791,555

Austria — 1.2%
Lenzing AG	6,622	946,085
UNIQA Insurance Group AG	69,719	574,961
voestalpine AG	34,859	1,478,143

		2,999,189

Belgium — 0.2%
Cofinimmo SA	4,588	515,194

Brazil — 0.7%
EDP - Energias do Brasil SA	168,700	752,193
Smiles SA	56,100	925,772

		1,677,965

Canada — 6.1%
Bank of Montreal	32,600	2,465,951
Bank of Nova Scotia (The)	31,400	1,876,399
CAE, Inc.	78,700	1,117,676
Canadian Imperial Bank of Commerce	20,100	1,711,647
Canadian National Railway Co.	1,600	111,204
CCL Industries, Inc. (Class B Stock)	600	123,481
Constellation Software, Inc.	1,100	496,832
Enbridge, Inc.	16,900	719,508
Genworth MI Canada, Inc.	26,800	672,034
Metro, Inc.	27,800	844,522
Royal Bank of Canada	3,100	222,890
Sun Life Financial, Inc.	2,500	98,674
Toronto-Dominion Bank (The)	60,100	3,113,423
TransCanada Corp.	38,600	1,821,060

		15,395,301

Chile — 0.9%
AES Gener SA	809,432	277,534
Cencosud SA	450,626	1,309,617
Engie Energia Chile SA	451,439	749,852

		2,337,003

China — 6.3%
Alibaba Group Holding Ltd., ADR*	2,300	233,013
Bank of Communications Co. Ltd. (Class H Stock)	2,135,000	1,570,384
BYD Electronic International Co. Ltd.	919,000	737,265
Changyou.com Ltd., ADR*	35,300	851,436

China CITIC Bank Corp. Ltd. (Class H Stock)	1,972,000	1,297,000
China Construction Bank Corp. (Class H Stock)	1,266,000	938,598

China Everbright Bank Co. Ltd. (Class H Stock)	277,000	133,332
China Minsheng Banking Corp. Ltd. (Class H Stock)	1,208,000	1,329,431
China Railway Group Ltd. (Class H Stock)	1,501,000	1,313,845
China Telecom Corp. Ltd. (Class H Stock)	792,000	373,934
China Vanke Co. Ltd. (Class H Stock)	59,900	151,952
CIFI Holdings Group Co. Ltd.	1,442,000	405,432
Geely Automobile Holdings Ltd.	85,000	100,464
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	250,000	340,953
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	772,800	991,188
Huaneng Power International, Inc. (Class H Stock)	1,452,000	941,913
JD.com, Inc., ADR*	9,000	255,600
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	245,500	1,259,361
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	50,500	128,611
Sihuan Pharmaceutical Holdings Group Ltd.	752,000	221,349
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	2,500,000	1,548,032
Tencent Holdings Ltd.	28,800	752,987
Xinyi Solar Holdings Ltd.(a)	318,000	109,945

		15,986,025

Colombia — 0.2%
Almacenes Exito SA	85,676	455,806

Denmark — 1.1%
Novo Nordisk A/S (Class B Stock)	25,422	918,745
Vestas Wind Systems A/S	25,106	1,760,654

		2,679,399

Faroe Islands — 0.3%
Bakkafrost P/F	21,282	817,960

Finland — 0.8%
Kesko OYJ (Class B Stock)	4,257	215,410
Neste OYJ	2,394	83,295
UPM-Kymmene OYJ	75,214	1,705,856

		2,004,561

France — 6.3%
Atos SE	1,308	139,165
AXA SA	95,500	2,347,140
BNP Paribas SA	40,840	2,612,624
Credit Agricole SA	121,381	1,610,938
Hermes International	364	158,191
LVMH Moet Hennessy Louis Vuitton SE	3,941	794,207
Peugeot SA*	49,623	923,520
Sanofi	31,563	2,536,936
Societe Generale SA	45,021	2,200,978
Thales SA	1,598	149,917
Total SA	47,069	2,381,477

		15,855,093

Germany — 4.8%
Allianz SE	16,527	2,809,017
BASF SE	4,023	388,357
Bayer AG	24,610	2,733,672
Deutsche Lufthansa AG	95,053	1,269,782
Deutsche Post AG	53,316	1,789,564
Grammer AG	2,455	138,642
Henkel AG & Co. KGaA	1,209	127,577
Siemens AG	21,942	2,838,398

		12,095,009

Greece — 0.8%
JUMBO SA	74,180	1,041,624
Motor Oil Hellas Corinth Refineries SA	60,582	868,889

		1,910,513

Hong Kong — 3.1%
BOC Hong Kong Holdings Ltd.	431,000	1,723,088
Cheung Kong Property Holdings Ltd.	15,000	98,593
Galaxy Entertainment Group Ltd.	402	1,909
Global Brands Group Holding Ltd.*	1,436,000	180,441
Kingboard Chemical Holdings Ltd.	67,000	230,550
Kingboard Laminates Holdings Ltd.	833,500	917,063
Link REIT (The), REIT	202,000	1,380,384
Sun Hung Kai Properties Ltd.	53,000	729,336
WH Group Ltd., 144A	1,739,500	1,321,224
Wheelock & Co. Ltd.	217,000	1,318,909

		7,901,497

Hungary — 0.3%
Magyar Telekom Telecommunications PLC	495,721	885,167

India — 1.0%
Bharat Petroleum Corp Ltd	10,737	108,098
Hindustan Petroleum Corp Ltd.	68,141	524,966
Power Finance Corp. Ltd.	720,476	1,381,837
Reliance Industries Ltd., GDR ,144A	7,345	227,695
Reliance Infrastructure Ltd., GDR	5,869	134,400
Whirlpool of India Ltd.*	18,634	259,681

		2,636,677

Indonesia
Gudang Garam Tbk PT	17,100	79,069

Ireland — 0.3%
Paddy Power Betfair PLC	6,590	693,405

Israel — 0.6%
Check Point Software Technologies Ltd.*	16,200	1,600,074

Italy — 1.9%
Atlantia SpA	6,199	141,275
Enel SpA	110,951	463,848
Intesa Sanpaolo SpA	213,947	502,534
Intesa Sanpaolo SpA-RSP	274,305	606,803
Recordati SpA	6,196	176,439
Telecom Italia SpA*	1,683,588	1,447,753
Telecom Italia SpA-RSP	1,948,690	1,391,365

		4,730,017

Japan — 17.5%
Aisin Seiki Co. Ltd.	2,700	123,510
Astellas Pharma, Inc.	123,100	1,652,220
Chubu Electric Power Co., Inc.	8,800	117,485
Daiichi Sankyo Co. Ltd.	63,000	1,409,505
Daito Trust Construction Co. Ltd.	8,700	1,216,254
Daiwa House Industry Co. Ltd.	52,400	1,419,105
Fuji Heavy Industries Ltd.	38,100	1,524,615
Fujitsu Ltd.	236,000	1,371,621
Honda Motor Co. Ltd.	37,300	1,110,007
Hoya Corp.	5,200	226,652
Iida Group Holdings Co. Ltd.	13,000	243,298
ITOCHU Corp.	125,100	1,723,366

Japan Tobacco, Inc.	55,900	1,803,085
Kajima Corp.	201,000	1,400,937
KDDI Corp.	25,600	687,831
Koito Manufacturing Co. Ltd.	14,800	785,075
Konami Holdings Corp.	21,700	867,768
Kyoei Steel Ltd.	9,100	183,511
Kyushu Electric Power Co., Inc.	10,900	121,665
Matsumotokiyoshi Holdings Co. Ltd.	16,200	805,403
Mazda Motor Corp.	8,000	117,729
Medipal Holdings Corp.	31,700	513,778
Mitsubishi Corp.	60,100	1,357,665
Mitsubishi Electric Corp.	27,600	420,035
Mitsubishi Motors Corp.	223,100	1,208,565
Mitsui & Co. Ltd.	70,200	1,030,247
MS&AD Insurance Group Holdings, Inc.	7,200	240,865
Nidec Corp.	4,100	384,964
Nippon Telegraph & Telephone Corp.	47,484	2,097,478
Nissan Motor Co. Ltd.	171,300	1,694,700
NTT DOCOMO, Inc.	20,200	482,984
Obayashi Corp.	127,300	1,212,683
ORIX Corp.	125,400	1,891,939
Resona Holdings, Inc.	30,500	165,129
Screen Holdings Co. Ltd.	12,900	806,760
Sega Sammy Holdings, Inc.	47,400	744,271
Shimizu Corp.	144,000	1,323,550
Shin-Etsu Chemical Co. Ltd.	5,600	483,116
SoftBank Corp.	22,900	1,764,211
Sumitomo Corp.	16,900	211,855
Sumitomo Mitsui Financial Group, Inc.	28,500	1,118,112
Suzuki Motor Corp.	42,600	1,644,056
Taisei Corp.	187,000	1,328,369
Tokio Marine Holdings, Inc.	22,700	946,453
Tokyo Electron Ltd.	3,200	331,471
Tosoh Corp.	47,000	355,103
Toyota Boshoku Corp.	37,300	826,996
Toyota Motor Corp.	16,033	932,365

		44,428,362

Malaysia — 0.1%
Tenaga Nasional Bhd	46,800	141,458

Mexico — 0.4%
Grupo Aeroportuario Del Centro Norte SAB de CV	141,900	605,339
Macquarie Mexico Real Estate Management SA de CV	501,900	493,873

		1,099,212

Netherlands — 2.9%
ING Groep NV	163,321	2,346,274
Randstad Holding NV	24,875	1,447,226
Royal Dutch Shell PLC (Class A Stock)	63,388	1,719,194
Royal Dutch Shell PLC (Class B Stock)	61,779	1,744,919
Wolters Kluwer NV	2,543	97,249

		7,354,862

New Zealand — 0.3%
Auckland International Airport Ltd.	150,469	754,740
Spark New Zealand Ltd.	49,465	127,456

		882,196

Norway — 1.0%
Aker BP ASA	11,729	213,415
Austevoll Seafood ASA	92,503	855,583
Marine Harvest ASA	76,592	1,352,296
Yara International ASA	2,796	117,895

		2,539,189

Poland — 0.3%
Bank Zachodni WBK SA	5,372	462,928
Ciech SA	6,702	115,233
Polski Koncern Naftowy Orlen SA	6,998	142,016

		720,177

Portugal — 1.0%
EDP - Energias de Portugal SA	168,845	491,024
Galp Energia SGPS SA	91,305	1,345,316
Sonae SGPS SA*	927,766	798,594

		2,634,934

Russia — 1.0%
Gazprom PAO, ADR	129,876	642,237
Lukoil PJSC, ADR	10,372	581,973
Magnit PJSC, GDR, RegS	4,284	156,794
Novatek OAO, GDR, RegS	1,283	162,428
Rosneft OAO, GDR, RegS	49,567	327,390
Sberbank of Russia PJSC, ADR	39,524	460,850
Severstal PJSC, GDR, RegS	18,676	296,014

		2,627,686

Singapore — 0.1%
DBS Group Holdings Ltd.	16,000	216,320

South Africa — 0.6%
Assore Ltd.	6,769	138,706
Mondi Ltd.	23,288	513,355
Nedbank Group Ltd.	9,437	162,779
Shoprite Holdings Ltd.	7,490	99,421
Telkom SA SOC Ltd.	85,218	467,019
Wilson Bayly Holmes-Ovcon Ltd.	21,488	233,457

		1,614,737

South Korea — 4.3%
Hyundai Steel Co.	2,214	111,028
Korea Electric Power Corp.*	37,068	1,357,542
KT Corp.	53,617	1,356,929
LG Uplus Corp.	83,533	820,496
Lotte Chemical Corp.*	5,180	1,678,623
Meritz Securities Co. Ltd.	109,903	341,776
Samsung Electronics Co. Ltd.	2,534	4,309,767
Shinhan Financial Group Co. Ltd.	2,941	116,235
SK Holdings Co. Ltd.	546	101,733
SK Hynix, Inc.	15,575	719,315
SK Telecom Co. Ltd.	518	99,304

		11,012,748

Spain — 1.2%
Amadeus IT Holding SA	28,904	1,337,131
Gamesa Corp. Tecnologica SA	37,077	779,677
Industria de Diseno Textil SA	15,198	502,685
Telefonica SA	33,273	321,921

		2,941,414

Sweden — 1.7%
Atlas Copco AB (Class A Stock)	55,274	1,772,734
Boliden AB	27,230	794,364
Electrolux AB (Class B Stock)	53,916	1,433,686
Svenska Cellulosa AB SCA (Class B Stock)	10,839	326,163

		4,326,947

Switzerland — 5.4%
Adecco Group AG	2,310	165,292
Glencore PLC*	174,005	720,677
Logitech International SA	29,013	830,929
Nestle SA	26,737	1,958,874
Novartis AG	31,143	2,299,211
Roche Holding AG	16,716	3,960,830
Swatch Group AG (The)	21,683	1,514,992
Swiss Re AG	21,260	1,986,718
UBS Group AG	15,145	246,126

		13,683,649

Taiwan — 3.8%
CTBC Financial Holding Co. Ltd.	245,000	139,555
Formosa Chemicals & Fibre Corp.	422,000	1,308,172
Formosa Petrochemical Corp.	474,000	1,619,173
Foxconn Technology Co. Ltd.	567,620	1,602,024
Gourmet Master Co. Ltd.	350	3,063
Hon Hai Precision Industry Co. Ltd.	78,000	209,179
Largan Precision Co. Ltd.	1,000	143,036
Lite-On Technology Corp.	520,242	785,798
Radiant Opto-Electronics Corp.	467,000	848,983
Taiwan Semiconductor Manufacturing Co. Ltd.	345,000	2,055,807
Tripod Technology Corp.	369,000	899,500

		9,614,290

Thailand — 1.2%
Beauty Community PCL	1,420,700	447,960
Charoen Pokphand Foods PCL	294,100	238,116
Glow Energy PCL	199,094	440,990
Kiatnakin Bank PCL	571,600	925,726
SPCG PCL	483,000	290,841
Thai Vegetable Oil PCL	494,900	576,475

		2,920,108

Turkey — 1.2%
Aygaz AS	243,986	825,012
Eregli Demir VE Celik Fabrikalari TAS	403,889	622,355
Koza Altin Isletmeleri AS*(a)	155,243	729,853
Petkim Petrokimya Holding AS	109,748	122,465
Trakya Cam Sanayii AS	980,553	804,411

		3,104,096

United Kingdom — 10.3%
3i Group PLC	154,494	1,364,768
AstraZeneca PLC	3,019	160,216
BP PLC	490,546	2,929,814
British American Tobacco PLC	51,029	3,149,925
Compass Group PLC	24,320	432,826
Diageo PLC	59,123	1,642,316

Electrocomponents PLC	86,723	530,378
GlaxoSmithKline PLC	132,664	2,563,740
HSBC Holdings PLC	483,022	4,120,639
Inchcape PLC	97,269	880,364
J. Sainsbury PLC	286,613	932,518
JD Sports Fashion PLC	199,406	873,387
Legal & General Group PLC	135,323	401,329
Reckitt Benckiser Group PLC	10,325	885,946
Redrow PLC	18,479	103,406
RELX PLC	67,731	1,215,783
Taylor Wimpey PLC	47,286	99,831
UBM PLC	61,713	548,369
Unilever NV, CVA	23,956	971,704
Unilever PLC	12,013	486,598
WPP PLC	75,378	1,754,362

		26,048,219

United States
Lululemon Athletica, Inc.*	48	3,240

TOTAL COMMON STOCKS (cost $212,857,031)		241,960,323

EXCHANGE TRADED FUNDS — 1.0%
United States
iShares MSCI EAFE Index Fund	33,620	2,004,760
iShares MSCI Emerging Markets Index Fund	12,364	461,672

TOTAL EXCHANGE TRADED FUNDS (cost $2,426,443)		2,466,432

PREFERRED STOCKS — 3.0%
Brazil — 2.1%
Banco Bradesco SA (PRFC)	213,010	2,210,475
Braskem SA (PRFC)	131,800	1,361,039
Itau Unibanco Holding SA (PRFC)	152,800	1,805,805

		5,377,319

Germany — 0.8%
Volkswagen AG (PRFC)	13,649	2,131,386

South Korea — 0.1%
Samsung Electronics Co. Ltd. (PRFC)	131	177,047

TOTAL PREFERRED STOCKS (cost $5,617,436)		7,685,752

TOTAL LONG-TERM INVESTMENTS (cost $220,900,910)		252,112,507

SHORT-TERM INVESTMENTS — 0.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	135	135
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $186,806; includes $184,699 of cash collateral for securities on loan)(b)(c)	186,807	186,844

TOTAL SHORT-TERM INVESTMENTS (cost $186,941)		186,979

TOTAL INVESTMENTS — 99.6% (cost $221,087,851)(d)	252,299,486
Other assets in excess of liabilities — 0.4%	1,038,925

NET ASSETS — 100.0%	$253,338,411

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia and Far East
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REIT	Real Estate Investment Trust
RSP	Risparimo (Savings Shares)

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $166,859; cash collateral of $184,699 (included with liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$224,177,000

Appreciation	32,674,280
Depreciation	(4,551,794)

Net Unrealized Appreciation	$28,122,486

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$10,791,555	$—
Austria	—	2,999,189	—
Belgium	—	515,194	—
Brazil	1,677,965	—	—
Canada	15,395,301	—	—
Chile	2,337,003	—	—
China	1,340,049	14,645,976	—

Colombia	455,806	—	—
Denmark	—	2,679,399	—
Faroe Islands	—	817,960	—
Finland	—	2,004,561	—
France	—	15,855,093	—
Germany	—	12,095,009	—
Greece	—	1,910,513	—
Hong Kong	—	7,901,497	—
Hungary	—	885,167	—
India	362,095	2,274,582	—
Indonesia	—	79,069	—
Ireland	—	693,405	—
Israel	1,600,074	—	—
Italy	—	4,730,017	—
Japan	—	44,428,362	—
Malaysia	—	141,458	—
Mexico	1,099,212	—	—
Netherlands	—	7,354,862	—
New Zealand	—	882,196	—
Norway	—	2,539,189	—
Poland	—	720,177	—
Portugal	—	2,634,934	—
Russia	2,627,686	—	—
Singapore	—	216,320	—
South Africa	—	1,614,737	—
South Korea	—	11,012,748	—
Spain	—	2,941,414	—
Sweden	—	4,326,947	—
Switzerland	—	13,683,649	—
Taiwan	—	9,614,290	—
Thailand	—	2,920,108	—
Turkey	—	3,104,096	—
United Kingdom	—	26,048,219	—
United States	3,240	—	—
Exchange Traded Funds
United States	2,466,432	—	—
Preferred Stocks
Brazil	5,377,319	—	—
Germany	—	2,131,386	—
South Korea	—	177,047	—
Affiliated Mutual Funds	186,979	—	—

Total	$34,929,161	$217,370,325	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2017 were as follows:

Banks	15.6%
Pharmaceuticals	7.5
Oil, Gas & Consumable Fuels	7.1
Insurance	4.7
Automobiles	4.6
Metals & Mining	3.5
Diversified Telecommunication Services	3.4
Chemicals	3.3

Technology Hardware, Storage & Peripherals	3.0
Food Products	2.9
Construction & Engineering	2.7
Real Estate Management & Development	2.4
Food & Staples Retailing	2.2
Tobacco	1.9
Semiconductors & Semiconductor Equipment	1.8
Trading Companies & Distributors	1.7
Electric Utilities	1.6
Capital Markets	1.4
Software	1.4
Electrical Equipment	1.4
Electronic Equipment, Instruments & Components	1.4
Media	1.3

Diversified Financial Services	1.2
Wireless Telecommunication Services	1.2
Professional Services	1.2
IT Services	1.2
Industrial Conglomerates	1.1
Specialty Retail	1.1
Beverages	1.1
Textiles, Apparel & Luxury Goods	1.1
Exchange Traded Fund	1.0
Hotels, Restaurants & Leisure	1.0
Equity Real Estate Investment Trusts (REITs)	0.9
Paper & Forest Products	0.9
Household Durables	0.8
Independent Power & Renewable Electricity Producers	0.8
Auto Components	0.7
Air Freight & Logistics	0.7
Machinery	0.7
Household Products	0.6
Transportation Infrastructure	0.5
Airlines	0.5
Aerospace & Defense	0.5
Internet Software & Services	0.4
Personal Products	0.4
Construction Materials	0.4
Distributors	0.3
Gas Utilities	0.3
Building Products	0.3
Leisure Products	0.3
Communications Equipment	0.3
Thrifts & Mortgage Finance	0.3
Health Care Providers & Services	0.3
Real Estate	0.2
Internet & Catalog Retail	0.1
Affiliated Mutual Funds (including 0.1% of collateral for securities on loan)	0.1
Utilities	0.1
Containers & Packaging	0.1
Road & Rail	0.1

99.6
Other assets in excess of liabilities	0.4

100.0%

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Series holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (“P-Notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price is based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Restricted and Illiquid Securities: Each Series may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date         March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date         March 22, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date         March 22, 2017

*	Print the name and title of each signing officer under his or her signature.